Expense Example {- Franklin Rising Dividends VIP Fund} - FTVIP Class 1-59 - Franklin Rising Dividends VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798